Consolidated Statements of Shareholders' Equity - CAD ($)	Common Shares	Contributed Capital	Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance at Dec. 31, 2016	$ 85,966,393	$ 7,613,719	$ (66,479,488)	$ 710,934	$ 27,811,559
Rights offering & finders fee (Note 15)	2,029,867				2,029,867
Issued upon exercise of stock options	35,995				35,995
Recognition of stock based compensation expense		581,356			581,356
Equity-based transaction with non-employee	89,031				89,031
Net income (loss) and comprehensive income (loss) for the year			(8,970,938)		(8,970,938)
Ending balance at Dec. 31, 2017	88,121,286	8,195,075	(75,449,886)	710,934	21,577,409
Issuance of common stock on private placement (Note 115)	8,387,451				8,387,451
Issuance of warrants on private placement (Note 15)		687,896			687,896
Rights offering & finders fee (Note 15)	136,003				136,003
Issued upon exercise of stock options	5,067				5,067
Recognition of stock based compensation expense		386,154			386,154
Transfer from contributed capital upon exercise of stock options (Note 10)	6,441	(6,441)			0
Net income (loss) and comprehensive income (loss) for the year			(6,968,511)		(6,968,511)
Ending balance at Dec. 31, 2018	96,656,248	9,262,684	(82,418,397)	710,934	24,211,469
Shares purchased and retired during the year (Note 15)	(1,343,184)				(1,343,184)
Recognition of stock based compensation expense		43,809			43,809
Net income (loss) and comprehensive income (loss) for the year			3,772,908		3,772,908
Ending balance at Dec. 31, 2019	$ 95,313,064	$ 9,306,493	$ (78,645,489)	$ 710,934	$ 26,685,002